                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Fund annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(C) Value Index and S&P 500 Index from 12/31/93 through 12/31/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                   VAN KAMPEN EQUITY &
                                                       INCOME FUND          RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                   -------------------      ------------------------          -------------
12/93                                                    9423.00                    10000.00                    10000.00
                                                         9094.00                     9648.57                     9620.77
                                                         9061.00                     9709.03                     9661.28
                                                         9410.00                     9958.09                    10133.60
12/94                                                    9236.00                     9802.43                    10132.00
                                                        10014.00                    10735.20                    11118.60
                                                        10831.00                    11696.10                    12180.00
                                                        11543.00                    12718.10                    13147.90
12/95                                                   12246.00                    13562.20                    13939.40
                                                        12673.00                    14330.40                    14687.60
                                                        12900.00                    14577.00                    15346.80
                                                        13187.00                    15000.90                    15821.20
12/96                                                   14151.00                    16497.60                    17140.00
                                                        14369.00                    16920.30                    17599.70
                                                        16224.00                    19414.50                    20672.00
                                                        17420.00                    21348.30                    22220.30
12/97                                                   17565.00                    22302.00                    22858.40
                                                        19464.00                    24901.50                    26047.00
                                                        19847.00                    25012.90                    26907.20
                                                        18278.00                    22115.20                    24230.70
12/98                                                   20550.00                    25787.60                    29391.10
                                                        20063.00                    26157.00                    30855.40
                                                        21891.00                    29106.80                    33030.20
                                                        20750.00                    26255.20                    30967.70
12/99                                                   22595.00                    27681.80                    35575.40
                                                        24058.00                    27814.20                    36391.10
                                                        24315.00                    26510.80                    35424.60
                                                        26540.00                    28595.50                    35081.40
12/00                                                   27158.00                    29624.00                    32336.50
                                                        25595.00                    27889.00                    28502.80
                                                        26859.00                    29251.00                    30171.00
                                                        25206.00                    26047.40                    25742.40
12/01                                                   26553.00                    27968.00                    28493.00
                                                        27402.00                    29112.10                    28571.30
                                                        25889.00                    26632.30                    24743.50
                                                        22986.00                    21632.60                    20468.80
12/02                                                   24344.00                    23626.30                    22195.90
                                                        23688.00                    22477.40                    21496.90
                                                        26726.00                    26359.90                    24805.90
                                                        27179.00                    26904.20                    25462.30
12/03                                                   29739.00                    30721.40                    28562.70

Index data source: Bloomberg

AVERAGE ANNUAL TOTAL RETURNS

                             A SHARES              B SHARES              C SHARES            R SHARES
                          since 08/03/60        since 05/01/92        since 07/06/93      since 10/01/02
--------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL          W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES   W/SALES     W/O SALES
TOTAL RETURNS            CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception          11.17%     11.02%     12.19%     12.19%     11.65%     11.65%        20.82%
10-year                  12.18      11.51      11.67      11.67      11.34      11.34            --
5-year                    7.67       6.40       6.81       6.58       6.88       6.88            --
1-year                   22.16      15.20      21.31      16.31      21.40      20.40         22.15
--------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year return for Class B and C shares reflect their conversion into Class A shares six and 10 years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for class R Shares is up to 0.50 percent. Certain non-recurring payments were made to Class C shares, resulting in an increase to the one-year total return of 0.02 percent. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Value Index is generally representative of the U.S. market for large-capitalization value stocks. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Equity and Income Fund is managed by the adviser's Equity Income and Taxable Fixed Income teams.(1) Current members of the Equity Income team include James A. Gilligan, Managing Director; James O. Roeder, Executive Director; Tom Bastian, Vice President; Sergio Marcheli, Vice President; and Vincent E. Vizachero, Senior Associate.

MARKET CONDITIONS

During the reporting period, the stock market generated its first positive one-year performance since 1999. The Standard & Poor's 500 Index, a measure of the broad stock market, returned 29 percent for 2003. The bond market, as represented by the Lehman Brothers Aggregate Bond Index, returned 4.10 percent for the same period. A backdrop of historically low interest rates and monetary and fiscal stimuli buoyed corporate profits and supported spending by consumers and businesses alike. Investors' concerns about mounting geopolitical risk began to ease as major combat in Iraq slowed. A torrent of scandals did little to discourage the market's advance.

After value-style investments dominated during the bear market of the past few years, the performance gap between growth and value narrowed. Although we believe this to be a sign of a healthier stock market, the market's run-up over the past year has meant shrinking opportunities for our value-style of investing. As stock prices rose and valuations became more extended, we found fewer stocks meeting our low-valuation criteria. Furthermore, toward the end of the period, earnings expectations began to rise beyond what we would comfortably consider an attractive risk-reward balance, creating the potential for disappointments if such high expectations are not met. We were also concerned about the potential for rising interest rates in the bond market, which could put downward pressure on the stock market.

PERFORMANCE ANALYSIS

For the 12-month period ended December 31, 2003, Van Kampen Equity and Income Fund gained 22.16 percent (Class A shares unadjusted for sales charge).

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------
                                                 RUSSELL
                                                 1000(R)      STANDARD & POOR'S
      CLASS A   CLASS B   CLASS C   CLASS R    VALUE INDEX        500 INDEX

      22.16%    21.31%    21.40%    22.15%       30.03%            28.67%
-------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.
 2

The fund's benchmarks, the S&P 500 Index and the Russell 1000(R) Value Index, returned 28.67 percent and 30.03 percent, respectively, for the same period.

The fund's asset mix at the end of the period was 64 percent stocks, 18 percent bonds, and 11 percent convertible securities (as a percentage of long-term investments). By comparison, at the beginning of the period, the portfolio was invested in 59 percent stocks, 21 percent bonds, and 14 percent convertible securities. We implemented this modest increase in stocks and reduction in bonds during the first half of the reporting period, to reflect our view at the time that stocks began to present better growth opportunities than bonds. Our research indicated that bonds were near the end of the strong run-up they enjoyed in the low interest-rate environment of the past few years. The fund's convertibles securities position fell during the period. We have not found compelling opportunities in this market because these securities continue to be overpriced, in our opinion.

Throughout the second half of the period, we maintained the same stock and bond proportions, reallocating assets each month. Although stocks were more attractive relative to bonds for most of the period, we continued to be cautious about the stock market's near-term prospects. As we mentioned in the market conditions discussion, rising inflation (and potentially rising interest rates), high valuations, and earnings vulnerabilities may present challenges to the stock market's recent rebound.

Phelps Dodge was the fund's top-performing stock for the period. In an improving economic environment, materials stocks tend to perform well. Phelps Dodge and another materials stock, Newmont Mining, both own gold and copper mining operations, which further benefited from high commodity prices.

TOP 10 HOLDINGS AS OF 12/31/03              TOP 10 INDUSTRIES AS OF 12/31/03
U.S. Treasury Notes-                        Government Obligations        13.3%
6.750% Coupon, 5/15/05 Maturity  3.8%       Pharmaceuticals                6.8
Bristol-Myers Squibb Co          3.0        Property & Casualty            5.8
Time Warner Inc                  2.1        Integrated Oil & Gas           3.4
U.S. Treasury Notes-                        Banking                        2.8
3.875% Coupon, 2/15/13 Maturity  2.1        Diversified Chemicals          2.7
BP plc                           2.0        Electric Utilities             2.3
Chubb Corp                       1.9        Entertainment                  2.3
Schlumberger Ltd                 1.7        Life Insurance                 2.3
Citigroup Inc                    1.6        Railroads                      2.3
Walt Disney Co                   1.5
Exxon Mobil Corp                 1.5

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

At the end of the period we began to trim back some materials stocks as they reached or surpassed their full valuations.

Consumer-discretionary stocks were another strong performance theme in the fund. Consumer spending propelled names such as Starwood Hotels, Time Warner, and Walt Disney. Starwood owns and operates the Sheraton and Westin hotel brands. Like materials stocks, consumer-discretionary stocks tend to perform well when the economy is growing, and during the period, Starwood and other hotel companies benefited from an increase in business and leisure travel. Time Warner's asset sales, debt reduction and an announcement in May of a $750 million settlement from Microsoft also helped propel its stock during the period. Disney's theme-park operations are expected to do well in 2004, as the improving economy may encourage tourists to visit the parks. This expectation helped drive up Disney's stock during the period.

The fund's health-care group also began to generate gains toward the end of the period. Investors took notice of promising new drugs, and rewarded selected pharmaceutical companies, such as Bristol-Myers Squibb, with higher stock prices.

The fund lost ground relative to the benchmark indexes with some of its technology holdings. We were not as confident as some investors and analysts about the recovery in technology spending. As a result, our discipline led us to invest the fund in high-quality stocks such as IBM, Microsoft, and Hewlett Packard. These low-debt, high-return-on-capital names lagged lower-quality semiconductor companies, which tend to perform well early in a rebound. Nonetheless, we continued to maintain the fund's stance in higher-quality technology companies, particularly because their valuations were more attractive relative to other technology stocks.

Financials also hurt the fund's return relative to the benchmarks. Although many of the fund's financial stocks produced solid gains during the period--including J.P. Morgan and Merrill Lynch, the fund's second- and fifth-best performers, respectively--the financial stocks represented in the indexes outperformed our stock picks. Our investment criteria led us to favor companies with capital-markets exposure over those with interest-rate exposure. In other words, we sought to invest the fund in money center banks, investment banks and brokers--those companies whose investment portfolios could potentially benefit in a rising stock market and improving economic conditions. The fund did not own interest-rate sensitive companies such as savings and loans and regional banks because we believed the past few years' refinancing boom was near its end, subjecting these companies to further risks. These companies led the financial sector's overall gains during the period, and as a result, the fund, however, fell short of the indexes.

In the meantime, as in all market conditions, we continue to seek stocks one at a time, using our value-with-a-catalyst criteria, and to manage stock volatility with bonds and convertible securities.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.
 4

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                                   MARKET
DESCRIPTION                                                         SHARES         VALUE
COMMON STOCKS  63.7%
ADVERTISING  0.5%
Interpublic Group Cos., Inc. (a).................................  2,831,000   $   44,163,600
                                                                               --------------

AEROSPACE & DEFENSE  0.3%
Raytheon Co. ....................................................    773,000       23,220,920
                                                                               --------------

AUTO PARTS & EQUIPMENT  0.7%
Magna International, Inc., Class A--(Canada).....................    832,430       66,636,021
                                                                               --------------

AUTOMOBILE MANUFACTURERS  0.9%
Honda Motor Co. Ltd.--ADR (Japan)................................  3,473,000       78,142,500
                                                                               --------------
BANKING  2.3%
Bank One Corp. ..................................................  1,655,000       75,451,450
Citigroup, Inc. .................................................  2,717,000      131,883,180
                                                                               --------------
                                                                                  207,334,630
                                                                               --------------
BROADCASTING & CABLE TV  0.5%
Clear Channel Communications, Inc. ..............................    905,000       42,381,150
                                                                               --------------

BROKERAGE  0.9%
Lehman Brothers Holdings, Inc. ..................................    986,960       76,213,051
                                                                               --------------

COMMUNICATIONS EQUIPMENT  0.7%
Nokia Oyj--ADR (Finland).........................................  3,871,000       65,807,000
                                                                               --------------
COMPUTER HARDWARE  1.7%
Hewlett-Packard Co. .............................................  2,854,700       65,572,459
International Business Machines Corp. ...........................    922,000       85,450,960
                                                                               --------------
                                                                                  151,023,419
                                                                               --------------
DATA PROCESSING & OUTSOURCING SERVICES  0.6%
Automatic Data Processing, Inc. .................................  1,394,000       55,216,340
                                                                               --------------
DIVERSIFIED BANKS  1.4%
Bank of America Corp. ...........................................    810,500       65,188,515
Wachovia Corp. ..................................................  1,267,650       59,059,813
                                                                               --------------
                                                                                  124,248,328
                                                                               --------------
DIVERSIFIED CAPITAL MARKETS  1.1%
J.P. Morgan Chase & Co. .........................................  2,682,000       98,509,860
                                                                               --------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                                   MARKET
DESCRIPTION                                                         SHARES         VALUE
DIVERSIFIED CHEMICALS  2.4%
Bayer AG--ADR (Germany)..........................................  3,822,600   $  112,422,666
Dow Chemical Co. ................................................  1,534,350       63,782,929
Du Pont (E.I.) de Nemours & Co. .................................    878,050       40,293,714
                                                                               --------------
                                                                                  216,499,309
                                                                               --------------
DIVERSIFIED COMMERCIAL SERVICES  1.0%
Equifax, Inc. ...................................................  3,811,500       93,381,750
                                                                               --------------

DIVERSIFIED METALS & MINING  1.4%
Freeport-McMoRan Copper & Gold, Inc., Class B (a)................    476,200       20,062,306
Phelps Dodge Corp. (a)...........................................  1,348,050      102,573,125
                                                                               --------------
                                                                                  122,635,431
                                                                               --------------
ELECTRIC  0.5%
Entergy Corp. ...................................................    861,000       49,188,930
                                                                               --------------

ELECTRIC UTILITIES  1.7%
Edison International.............................................  2,189,100       48,006,963
Exelon Corp. ....................................................    862,900       57,262,044
FirstEnergy Corp. ...............................................  1,255,600       44,197,120
                                                                               --------------
                                                                                  149,466,127
                                                                               --------------
ENTERTAINMENT  2.0%
Time Warner, Inc. (a)............................................  9,838,000      176,985,620
                                                                               --------------

GOLD  0.9%
Newmont Mining Corp. ............................................  1,599,200       77,737,112
                                                                               --------------

HEALTH CARE EQUIPMENT  1.0%
Bausch & Lomb, Inc. .............................................  1,692,720       87,852,168
                                                                               --------------

HEALTH CARE FACILITIES  0.9%
Tenet Healthcare Corp. (a).......................................  5,127,000       82,288,350
                                                                               --------------

HEALTHCARE  0.7%
Cigna Corp. .....................................................  1,017,000       58,477,500
                                                                               --------------

HOTELS  2.0%
Hilton Hotels Corp. .............................................  5,557,600       95,201,688
Starwood Hotels & Resorts Worldwide, Inc. .......................  2,353,000       84,637,410
                                                                               --------------
                                                                                  179,839,098
                                                                               --------------
HOUSEHOLD PRODUCTS  1.3%
Kimberly-Clark Corp. ............................................  1,929,000      113,984,610
                                                                               --------------

HYPERMARKETS & SUPER CENTERS  0.8%
Wal-Mart Stores, Inc. ...........................................  1,403,000       74,429,150
                                                                               --------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                                   MARKET
DESCRIPTION                                                         SHARES         VALUE
INDUSTRIAL CONGLOMERATES  0.6%
Textron, Inc. ...................................................    979,000   $   55,861,740
                                                                               --------------

INDUSTRIAL MACHINERY  1.6%
Ingersoll-Rand Co., Class A (Bermuda)............................  1,074,160       72,913,981
Parker Hannifin Corp. ...........................................  1,100,000       65,450,000
                                                                               --------------
                                                                                  138,363,981
                                                                               --------------
INTEGRATED ENERGY  0.9%
ConocoPhillips...................................................  1,293,800       84,834,466
                                                                               --------------

INTEGRATED OIL & GAS  3.2%
BP Plc--ADR (United Kingdom).....................................  3,276,000      161,670,600
Exxon Mobil Corp. ...............................................  2,921,700      119,789,700
                                                                               --------------
                                                                                  281,460,300
                                                                               --------------
INTEGRATED TELECOMMUNICATION SERVICES  0.5%
Sprint Corp. ....................................................  2,626,250       43,123,025
                                                                               --------------

INVESTMENT BANKING & BROKERAGE  1.2%
Merrill Lynch & Co., Inc. .......................................  1,798,000      105,452,700
                                                                               --------------

LIFE & HEALTH INSURANCE  0.7%
Metlife, Inc. ...................................................  1,898,500       63,922,495
                                                                               --------------

LIFE INSURANCE  0.9%
Prudential Financial, Inc. ......................................  1,994,706       83,318,870
                                                                               --------------

MOVIES & ENTERTAINMENT  1.4%
Walt Disney Co. .................................................  5,179,800      120,844,734
                                                                               --------------

MULTI-UTILITIES & UNREGULATED POWER  0.4%
Williams Cos., Inc. .............................................  3,000,000       39,330,000
                                                                               --------------

OIL & GAS EQUIPMENT & SERVICES  1.6%
Schlumberger Ltd. ...............................................  2,538,600      138,912,192
                                                                               --------------

OIL & GAS EXPLORATION & PRODUCTION  0.6%
EOG Resources, Inc. .............................................  1,216,000       56,142,720
                                                                               --------------

OIL & GAS REFINING & MARKETING  0.7%
Valero Energy Corp. .............................................  1,262,300       58,494,982
                                                                               --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.4%
A.G. Edwards, Inc. ..............................................  1,044,450       37,840,424
                                                                               --------------

PACKAGED FOODS  1.6%
Cadbury Schweppes Plc--ADR (United Kingdom)......................  1,748,819       52,272,200

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                                   MARKET
DESCRIPTION                                                         SHARES         VALUE
PACKAGED FOODS (CONTINUED)
Kraft Foods, Inc. ...............................................  1,416,000   $   45,623,520
Nestle SA--ADR (Switzerland).....................................    742,000       46,152,400
                                                                               --------------
                                                                                  144,048,120
                                                                               --------------
PAPER PACKAGING  1.0%
Temple-Inland, Inc. .............................................  1,417,500       88,834,725
                                                                               --------------

PHARMACEUTICALS  5.5%
AstraZeneca Plc--ADR (United Kingdom)............................  1,152,000       55,733,760
Bristol-Myers Squibb Co. ........................................  8,595,000      245,817,000
Roche Holdings AG--ADR (Switzerland).............................  1,019,000      102,154,750
Schering-Plough Corp. ...........................................  4,968,000       86,393,520
                                                                               --------------
                                                                                  490,099,030
                                                                               --------------
PROPERTY & CASUALTY  4.2%
Chubb Corp. .....................................................  2,324,700      158,312,070
Hartford Financial Services Group, Inc. .........................  2,018,800      119,169,764
Travelers Property Casualty Corp. ...............................  5,572,000       93,498,160
                                                                               --------------
                                                                                  370,979,994
                                                                               --------------
RAILROADS  2.0%
Norfolk Southern Corp. ..........................................  4,624,850      109,377,703
Union Pacific Corp. .............................................    971,600       67,506,768
                                                                               --------------
                                                                                  176,884,471
                                                                               --------------
REGIONAL BANKS  1.0%
PNC Financial Services Group, Inc. ..............................  1,581,000       86,528,130
                                                                               --------------

RESTAURANTS  0.5%
McDonald's Corp. ................................................  1,677,090       41,642,145
                                                                               --------------

SOFT DRINKS  0.6%
PepsiCo, Inc. ...................................................  1,098,500       51,212,070
                                                                               --------------

SYSTEMS SOFTWARE  1.1%
Microsoft Corp. .................................................  3,728,000      102,669,120
                                                                               --------------

THRIFTS & MORTGAGE FINANCE  1.5%
Fannie Mae.......................................................  1,312,000       98,478,720
Freddie Mac......................................................    594,000       34,642,080
                                                                               --------------
                                                                                  133,120,800
                                                                               --------------
TOBACCO  0.8%
Altria Group, Inc. ..............................................  1,332,800       72,530,976
                                                                               --------------

WIRELINE COMMUNICATIONS  1.0%
Verizon Communications, Inc. ....................................  2,601,112       91,247,009
                                                                               --------------

TOTAL COMMON STOCKS  63.7%..................................................    5,673,361,193
                                                                               --------------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                                   MARKET
DESCRIPTION                                                         SHARES         VALUE
CONVERTIBLE PREFERRED STOCKS  5.2%
ADVERTISING  0.0%
Interpublic Group Cos., Inc......................................     44,700   $    2,563,545
                                                                               --------------

AEROSPACE & DEFENSE  0.2%
Coltec Capital Trust--TIDES......................................    400,000       15,942,000
                                                                               --------------

AIRLINES  0.1%
Continental Airlines Fin Trust II................................    150,000        4,725,000
                                                                               --------------

BROADCASTING & CABLE TV  0.2%
Sinclair Broadcast Group.........................................    424,700       20,958,945
                                                                               --------------

BROKERAGE  0.3%
Lehman Brothers Holdings, Inc....................................    466,000       23,835,900
                                                                               --------------

DIVERSIFIED CHEMICALS  0.1%
Hercules Trust II................................................     69,970        5,527,630
                                                                               --------------

GAS UTILITIES  0.3%
El Paso Energy Capital Trust I...................................    750,000       25,312,500
                                                                               --------------

HEALTH CARE DISTRIBUTORS  0.6%
McKesson Financing Trust.........................................    300,000       15,225,000
Omnicare, Inc....................................................    599,800       38,237,250
                                                                               --------------
                                                                                   53,462,250
                                                                               --------------
HEALTH CARE EQUIPMENT  0.8%
Baxter International.............................................  1,203,500       66,493,375
                                                                               --------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I.........................................    462,500       21,275,000
                                                                               --------------

INTEGRATED ENERGY  0.1%
Amerada Hess Corp................................................    166,100        9,110,585
                                                                               --------------

LIFE & HEALTH INSURANCE  0.2%
Unumprovident Corp...............................................    629,400       21,311,484
                                                                               --------------

LIFE INSURANCE  0.4%
Anthem, Inc......................................................    244,900       21,607,527
Prudential Financial, Inc........................................    176,800       11,509,680
                                                                               --------------
                                                                                   33,117,207
                                                                               --------------
PAPER  0.5%
International Paper Capital Trust................................    800,000       40,600,000
                                                                               --------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                                   MARKET
DESCRIPTION                                                         SHARES         VALUE
PROPERTY & CASUALTY  1.0%
Chubb Corp.......................................................  1,314,700   $   37,547,832
St Paul Cos., Inc................................................    440,000       32,538,000
Travelers Property Casualty......................................    905,200       22,177,400
                                                                               --------------
                                                                                   92,263,232
                                                                               --------------
SPECIALTY STORES  0.2%
United Rentals Trust I...........................................    475,000       21,375,000
                                                                               --------------

TOTAL CONVERTIBLE PREFERRED STOCKS  5.2%....................................      457,873,653
                                                                               --------------

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY
           CORPORATE BONDS  5.8%
           AEROSPACE & DEFENSE  0.4%
$  1,095   Boeing Capital Corp. ......................... 6.100%   03/01/11   $    1,183,578
     860   Boeing Capital Corp. ......................... 6.500    02/15/12          941,770
   1,000   Boeing Capital Corp. ......................... 5.800    01/15/13        1,050,647
     827   Boeing Co. ................................... 6.625    02/15/38          869,862
   1,005   Goodrich Corp. ............................... 7.625    12/15/12        1,163,055
  20,000   L-3 Communications Holdings, Inc. ............ 4.000    09/15/11       21,975,000
   2,725   Lockheed Martin Corp. ........................ 8.500    12/01/29        3,581,650
   2,485   Raytheon Co. ................................. 6.150    11/01/08        2,706,863
                                                                              --------------
                                                                                  33,472,425
                                                                              --------------
           AUTOMOTIVE  0.5%
   5,300   Daimler Chrysler NA Holding................... 7.300    01/15/12        5,910,353
   3,730   Daimler Chrysler NA Holdings.................. 7.750    01/18/11        4,271,357
     825   Ford Motor Co. ............................... 7.450    07/16/31          836,125
   3,120   Ford Motor Credit Co. ........................ 7.375    10/28/09        3,430,340
  12,100   Ford Motor Credit Co. ........................ 7.250    10/25/11       13,142,923
   1,265   General Motors Acceptance Corp. .............. 4.500    07/15/06        1,302,159
   5,360   General Motors Acceptance Corp. .............. 6.875    09/15/11        5,782,073
   6,740   General Motors Acceptance Corp. .............. 8.000    11/01/31        7,591,397
                                                                              --------------
                                                                                  42,266,727
                                                                              --------------
           BANKING  0.3%
   1,270   Bank of New York Co., Inc. ................... 5.200    07/01/07        1,361,636
     505   Bank One Corp. ............................... 6.000    02/17/09          553,818
   1,355   Citicorp...................................... 6.750    08/15/05        1,462,193
   5,000   Citigroup, Inc. .............................. 6.500    01/18/11        5,645,445
   2,380   Citigroup, Inc. .............................. 5.625    08/27/12        2,516,736
   2,430   FleetBoston Financial Corp.................... 7.250    09/15/05        2,643,476
   2,200   MBNA America Bank NA.......................... 7.125    11/15/12        2,520,082
   4,390   MBNA Corp. ................................... 6.125    03/01/13        4,722,143

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           BANKING (CONTINUED)
$  2,540   Washington Mutual Bank FA..................... 5.500%   01/15/13   $    2,624,780
   1,045   Washington Mutual, Inc. ...................... 8.250    04/01/10        1,258,111
                                                                              --------------
                                                                                  25,308,420
                                                                              --------------
           BROKERAGE  0.2%
   4,070   Goldman Sachs Group, Inc. .................... 6.875    01/15/11        4,628,465
   1,385   Goldman Sachs Group, Inc. .................... 6.600    01/15/12        1,550,224
   3,300   Goldman Sachs Group, Inc. .................... 5.250    10/15/13        3,338,023
   1,170   Lehman Brothers Holdings...................... 6.625    01/18/12        1,322,453
   5,000   Paine Webber Group, Inc. ..................... 6.375    05/15/04        5,095,265
                                                                              --------------
                                                                                  15,934,430
                                                                              --------------
           BUILDING MATERIALS  0.0%
   2,065   Centex Corp. ................................. 7.875    02/01/11        2,431,327
   1,050   Mohawk Industries, Inc., Ser D................ 7.200    04/15/12        1,194,570
                                                                              --------------
                                                                                   3,625,897
                                                                              --------------
           CHEMICALS  0.0%
   1,905   ICI Wilmington, Inc. ......................... 4.375    12/01/08        1,899,914
                                                                              --------------

           DIVERSIFIED CAPITAL MARKETS  0.1%
   5,480   J.P. Morgan Chase & Co. ...................... 6.750    02/01/11        6,188,005
                                                                              --------------

           DIVERSIFIED MANUFACTURING  0.1%
   2,200   Cooper Industries, Inc. ...................... 5.250    07/01/07        2,354,057
   3,710   Honeywell International, Inc. ................ 6.125    11/01/11        4,085,945
   1,280   Hutchison Whampoa International Ltd.,
           144A--Private Placement (Cayman Islands)
           (b)........................................... 5.450    11/24/10        1,300,533
   2,035   Hutchison Whampoa International Ltd.,
           144A--Private Placement (Cayman Islands)(b)... 6.500    02/13/13        2,123,826
                                                                              --------------
                                                                                   9,864,361
                                                                              --------------
           ELECTRIC  0.5%
   3,540   Appalachian Power Co., Ser H.................. 5.950    05/15/33        3,405,130
   3,590   Carolina Power & Light Co. ................... 5.125    09/15/13        3,641,761
   1,440   Cincinnati Gas & Electric Co. ................ 5.700    09/15/12        1,517,587
     970   Cincinnati Gas & Electric Co., Ser A.......... 5.400    06/15/33          877,678
   1,010   Cincinnati Gas & Electric Co., Ser B.......... 5.375    06/15/33          910,437
   4,290   Columbus Southern Power Co. .................. 6.600    03/01/33        4,612,990
   5,000   Commonwealth Edison Co. ...................... 8.000    05/15/08        5,837,465
   1,545   Consumers Energy Co., Ser B, 144A--Private
           Placement (b)................................. 5.375    04/15/13        1,554,958
   1,710   Detroit Edison Co. ........................... 6.125    10/01/10        1,878,592
   4,730   Duke Energy Corp. ............................ 4.500    04/01/10        4,831,567
   4,205   Duquesne Light Co., Ser O..................... 6.700    04/15/12        4,690,846
   1,530   Entergy Gulf States, Inc.--144A Private
           Placement (b)................................. 3.600    06/01/08        1,476,276

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           ELECTRIC (CONTINUED)
$  1,330   Indianapolis Power & Light Co., 144A--Private
           Placement (b)................................. 6.300%   07/01/13   $    1,374,554
     610   Ohio Power Co................................. 6.600    02/15/33          656,827
   1,255   Public Service Electric & Gas................. 5.000    01/01/13        1,268,102
     780   South Carolina Electric & Gas................. 5.300    05/15/33          723,907
   2,160   TXU Energy Co. ............................... 7.000    03/15/13        2,393,883
     365   Wisconsin Electric Power...................... 5.625    05/15/33          355,704
     650   Wisconsin Energy Corp. ....................... 6.200    04/01/33          649,749
                                                                              --------------
                                                                                  42,658,013
                                                                              --------------
           ENTERTAINMENT  0.1%
   6,060   Ceaser's Entertainment, Inc. ................. 7.500    09/01/09        6,696,300
   1,450   Time Warner, Inc. ............................ 6.625    05/15/29        1,495,687
   1,400   Time Warner, Inc. ............................ 7.700    05/01/32        1,640,129
                                                                              --------------
                                                                                   9,832,116
                                                                              --------------
           ENVIRONMENTAL SERVICES  0.1%
   1,855   Waste Management, Inc. ....................... 7.375    08/01/10        2,146,352
   3,405   Waste Management, Inc. ....................... 7.000    07/15/28        3,675,990
                                                                              --------------
                                                                                   5,822,342
                                                                              --------------
           FOOD/BEVERAGE  0.2%
   5,000   ConAgra Foods, Inc. .......................... 7.500    09/15/05        5,434,460
     765   Kraft Foods, Inc. ............................ 5.625    11/01/11          807,315
   1,520   Kraft Foods, Inc. ............................ 6.250    06/01/12        1,659,320
   2,200   Miller Brewing Co., 144A--Private Placement
           (b)........................................... 4.250    08/15/08        2,231,649
   5,000   Pepsi Bottling Group, Inc., Ser B............. 7.000    03/01/29        5,748,255
                                                                              --------------
                                                                                  15,880,999
                                                                              --------------
           HEALTHCARE  0.1%
   7,140   Aetna, Inc. .................................. 7.375    03/01/06        7,859,398
     705   Cigna Corp. .................................. 7.000    01/15/11          789,514
   4,055   Health Net, Inc. ............................. 8.375    04/15/11        4,879,223
                                                                              --------------
                                                                                  13,528,135
                                                                              --------------
           HOME CONSTRUCTION  0.0%
   1,085   Pulte Homes, Inc. ............................ 7.875    08/01/11        1,280,684
     905   Pulte Homes, Inc. ............................ 6.375    05/15/33          883,796
                                                                              --------------
                                                                                   2,164,480
                                                                              --------------
           HOTELS  0.0%
   1,040   Starwood Hotels & Resorts Worldwide, Inc. .... 7.375    05/01/07        1,128,400
   2,410   Starwood Hotels & Resorts Worldwide, Inc. .... 7.875    05/01/12        2,723,300
                                                                              --------------
                                                                                   3,851,700
                                                                              --------------
           INDEPENDENT ENERGY  0.1%
     590   Kerr-McGee Corp. ............................. 5.875    09/15/06          633,525
   1,645   Kerr-McGee Corp. ............................. 6.875    09/15/11        1,832,887
   2,720   Kerr-McGee Corp. ............................. 7.875    09/15/31        3,098,915
                                                                              --------------
                                                                                   5,565,327
                                                                              --------------

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           INTEGRATED ENERGY  0.3%
$  5,720   Amerada Hess Corp. ........................... 7.875%   10/01/29   $    6,294,059
   5,000   ConocoPhillips................................ 8.750    05/25/10        6,253,950
   2,140   Constellation Energy Group.................... 7.600    04/01/32        2,512,606
   2,535   Marathon Oil Corp. ........................... 6.800    03/15/32        2,723,710
   5,000   Niagara Mohawk Power Corp., Ser G............. 7.750    10/01/08        5,809,435
   1,485   Pemex Project Funding Master Trust............ 9.125    10/13/10        1,770,863
   1,000   Pemex Project Funding Master Trust............ 8.625    02/01/22        1,112,500
     365   Petro-Canada (Canada)......................... 4.000    07/15/13          337,786
   1,520   Petro-Canada (Canada)......................... 5.350    07/15/33        1,364,407
                                                                              --------------
                                                                                  28,179,316
                                                                              --------------
           LIFE INSURANCE  0.4%
   5,000   American General Corp. ....................... 7.500    08/11/10        5,988,875
   2,940   Anthem Insurance, 144A--Private Placement
           (b)........................................... 9.125    04/01/10        3,700,557
     840   Hartford Life, Inc. .......................... 7.650    06/15/27        1,006,566
   1,145   John Hancock Financial Services, Inc. ........ 5.625    12/01/08        1,238,170
   3,155   Nationwide Financial Services, Inc. .......... 6.250    11/15/11        3,376,841
   1,480   Nationwide Mutual Insurance Co., 144A--Private
           Placement (b)................................. 7.500    02/15/24        1,522,143
   2,085   Nationwide Mutual Insurance Co., 144A--Private
           Placement (b)................................. 8.250    12/01/31        2,513,217
   6,790   Prudential Holdings, LLC, 144A--Private
           Placement (b)................................. 7.245    12/18/23        7,672,069
   7,695   Prudential Holdings, LLC, 144A--Private
           Placement (b)................................. 8.695    12/18/23        9,526,495
                                                                              --------------
                                                                                  36,544,933
                                                                              --------------
           LODGING  0.1%
   2,700   Hyatt Equities LLC, 144A--Private Placement
           (b)........................................... 6.875    06/15/07        2,902,832
   5,100   Marriott International, Ser E................. 7.000    01/15/08        5,686,893
                                                                              --------------
                                                                                   8,589,725
                                                                              --------------
           MEDIA-CABLE  0.3%
   2,340   Comcast Cable Communications, Inc. ........... 6.375    01/30/06        2,520,594
     480   Comcast Cable Communications, Inc. ........... 6.750    01/30/11          535,118
   7,210   Comcast Corp. ................................ 6.500    01/15/15        7,841,697
  10,000   Cox Communications, Inc. ..................... 7.250    11/15/15       11,598,940
     750   TCI Communications, Inc. ..................... 7.875    02/15/26          879,343
                                                                              --------------
                                                                                  23,375,692
                                                                              --------------
           MEDIA-NONCABLE  0.1%
     340   News America, Inc. ........................... 7.300    04/30/28          380,836
     135   News America, Inc. ........................... 7.280    06/30/28          150,943
   5,000   News America, Inc. ........................... 7.625    11/30/28        5,809,190
                                                                              --------------
                                                                                   6,340,969
                                                                              --------------

 14                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           METALS  0.1%
$  4,470   BHP Fin USA Ltd. (Australia).................. 4.800%   04/15/13   $    4,489,713
   1,115   Inco Ltd. (Canada)............................ 7.750    05/15/12        1,302,770
   2,980   Inco Ltd. (Canada)............................ 7.200    09/15/32        3,267,960
                                                                              --------------
                                                                                   9,060,443
                                                                              --------------
           NATURAL GAS PIPELINES  0.0%
   1,300   Consolidated Natural Gas Co., Ser A........... 5.000    03/01/14        1,294,595
   2,510   Consolidated Natural Gas Co., Ser C........... 6.250    11/01/11        2,776,994
     420   Texas Eastern Transmission Corp. ............. 7.000    07/15/32          466,202
                                                                              --------------
                                                                                   4,537,791
                                                                              --------------
           NONCAPTIVE-CONSUMER FINANCE  0.3%
   6,000   American General Finance Corp. ............... 4.625    09/01/10        6,084,054
   5,390   Countrywide Home Loans, Inc. ................. 3.250    05/21/08        5,306,622
   1,365   Household Finance Corp. ...................... 6.400    06/17/08        1,514,867
   2,385   Household Finance Corp. ...................... 4.125    12/15/08        2,408,528
     980   Household Finance Corp. ...................... 5.875    02/01/09        1,065,416
   3,535   Household Finance Corp. ...................... 6.750    05/15/11        3,985,355
   1,080   Household Finance Corp. ...................... 6.375    10/15/11        1,191,120
   3,785   SLM Corp. .................................... 5.000    10/01/13        3,768,074
                                                                              --------------
                                                                                  25,324,036
                                                                              --------------
           NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
   2,585   CIT Group, Inc. .............................. 2.875    09/29/06        2,593,559
   2,000   General Electric Capital Corp. ............... 8.900    09/15/04        2,103,962
   2,925   General Electric Capital Corp. ............... 4.250    12/01/10        2,914,839
   5,625   General Electric Capital Corp. ............... 6.750    03/15/32        6,248,256
                                                                              --------------
                                                                                  13,860,616
                                                                              --------------
           OIL FIELD SERVICES  0.0%
   2,435   Nexen, Inc. (Canada).......................... 5.050    11/20/13        2,406,369
                                                                              --------------

           PACKAGING  0.0%
   2,180   Sealed Air Corp., 144A--Private Placement
           (b)........................................... 5.625    07/15/13        2,234,871
                                                                              --------------

           PAPER  0.2%
   2,755   International Paper Co. ...................... 4.250    01/15/09        2,769,398
   2,685   MeadWestvaco Corp. ........................... 6.850    04/01/12        2,958,140
   1,710   Sappi Papier Hldg AG, 144A--Private Placement
           (Austria) (b)................................. 6.750    06/15/12        1,872,910
   2,555   Weyerhaeuser Co. ............................. 6.000    08/01/06        2,737,522
   5,260   Weyerhaeuser Co. ............................. 6.750    03/15/12        5,747,455
                                                                              --------------
                                                                                  16,085,425
                                                                              --------------
           PHARMACEUTICALS  0.0%
   1,430   Schering Plough Corp. ........................ 5.300    12/01/13        1,458,300
                                                                              --------------

See Notes to Financial Statements                                             15

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           PROPERTY & CASUALTY  0.2%
$  1,735   AIG SunAmerica Global Financial, 144A--Private
           Placement (b)................................. 6.900%   03/15/32   $    1,983,599
   5,185   Farmers Exchange Capital, 144A--Private
           Placement (b)................................. 7.050    07/15/28        4,866,615
   2,790   Farmers Insurance Exchange Surplus,
           144A--Private Placement (b)................... 8.625    05/01/24        2,924,090
   1,120   Hartford Financial Services Group............. 2.375    06/01/06        1,115,037
     700   Hartford Financial Services Group............. 7.900    06/15/10          829,675
   4,400   Mantis Reef Ltd.--144A Private Placement
           (Australia) (b)............................... 4.692    11/14/08        4,427,663
                                                                              --------------
                                                                                  16,146,679
                                                                              --------------
           RAILROADS  0.1%
   5,000   CSX Corp. .................................... 6.750    03/15/11        5,636,825
   5,000   Union Pacific Corp. .......................... 6.700    12/01/06        5,545,060
                                                                              --------------
                                                                                  11,181,885
                                                                              --------------
           REAL ESTATE INVESTMENT TRUSTS  0.1%
   3,200   EOP Operating LP.............................. 7.500    04/19/29        3,592,006
   2,930   EOP Operating LP.............................. 7.875    07/15/31        3,441,039
     655   Rouse Co. .................................... 5.375    11/26/13          652,806
   2,500   Simon Property LP............................. 6.375    11/15/07        2,759,393
   2,750   Vornado Realty................................ 5.625    06/15/07        2,938,323
                                                                              --------------
                                                                                  13,383,567
                                                                              --------------
           REFINING  0.0%
     880   Ashland, Inc. ................................ 7.830    08/15/05          941,308
                                                                              --------------

           RETAIL  0.3%
     648   CVS Corp., 144A--Private Placement (b)........ 6.204    10/10/25          675,172
   5,000   CVS Corp., 144A--Private Placement (b)........ 5.789    01/10/26        5,028,825
   4,000   Federated Department Stores, Inc. ............ 6.625    09/01/08        4,433,432
   2,890   Federated Department Stores, Inc. ............ 6.300    04/01/09        3,174,133
   2,230   Lowe's Cos., Inc. ............................ 6.500    03/15/29        2,420,475
   4,000   May Department Stores Co. .................... 8.375    08/01/24        4,295,948
   2,880   May Department Stores Co. .................... 6.700    09/15/28        2,985,382
                                                                              --------------
                                                                                  23,013,367
                                                                              --------------
           SERVICES  0.0%
   1,665   Cendant Corp. ................................ 7.375    01/15/13        1,912,452
   1,205   Cendant Corp. ................................ 7.125    03/15/15        1,363,343
                                                                              --------------
                                                                                   3,275,795
                                                                              --------------
           SUPERMARKETS  0.1%
   2,190   Albertson's, Inc. ............................ 7.500    02/15/11        2,514,043
   3,700   Kroger Co. ................................... 7.250    06/01/09        4,219,872
                                                                              --------------
                                                                                   6,733,915
                                                                              --------------

 16                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           TECHNOLOGY  0.0%
$  1,420   Electronic Data Systems Corp. ................ 7.125%   10/15/09   $    1,518,011
   1,370   Electronic Data Systems Corp., Ser B.......... 6.000    08/01/13        1,349,110
                                                                              --------------
                                                                                   2,867,121
                                                                              --------------
           TOBACCO  0.1%
   2,010   Altria Group, Inc. ........................... 7.000    11/04/13        2,148,093
   2,345   Altria Group, Inc. ........................... 7.750    01/15/27        2,537,217
                                                                              --------------
                                                                                   4,685,310
                                                                              --------------
           WIRELESS COMMUNICATIONS  0.0%
   3,225   AT&T Wireless Services, Inc. ................. 8.750    03/01/31        3,993,172
                                                                              --------------

           WIRELINE COMMUNICATIONS  0.2%
     535   AT&T Corp. ................................... 7.300    11/15/11          616,875
   1,685   AT&T Corp. ................................... 8.500    11/15/31        1,975,829
   3,165   Deutsche Telekom Intl Fin (Netherlands)....... 8.750    06/15/30        4,057,505
   3,000   Verizon Communications, Inc. ................. 7.510    04/01/09        3,455,280
   4,290   Verizon Communications, Inc. ................. 6.940    04/15/28        4,517,263
   1,230   Verizon Global Funding Corp. ................. 7.750    12/01/30        1,450,255
                                                                              --------------
                                                                                  16,073,007
                                                                              --------------
TOTAL CORPORATE BONDS  5.8%................................................      518,156,903
                                                                              --------------

           CONVERTIBLE CORPORATE OBLIGATIONS  5.7%
           AIRLINES  0.5%
  29,905   American Airlines, Inc., 144A--Private
           Placement (Convertible into 1,722,827 common
           shares) (b)................................... 4.250    09/23/23       30,615,244
  16,026   Continental Airlines, Inc. (Convertible into
           400,650 common shares)........................ 4.500    02/01/07       14,243,107
                                                                              --------------
                                                                                  44,858,351
                                                                              --------------
           BIOTECHNOLOGY  0.3%
  25,000   Genzyme Corp. (Convertible into 355,618 common
           shares)....................................... 3.000    05/15/21       25,437,500
                                                                              --------------

           CHEMICALS  0.0%
   1,968   Millennium Chemicals, Inc., 144A--Private
           Placement (Convertible into 144,366 common
           shares) (b)................................... 4.000    11/15/23        2,437,860
                                                                              --------------

           DIVERSIFIED MANUFACTURING  0.2%
  17,500   JMH Finance Ltd., 144A--Private Placement
           (United Kingdom) (Convertible into 277,074
           J.P. Morgan Chase & Co. common shares) (b).... 4.750    09/06/07       18,615,625
                                                                              --------------

See Notes to Financial Statements                                             17

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           ELECTRIC  0.4%
$ 29,774   Reliant Resource, Inc., 144A--Private
           Placement (Convertible into 3,120,637 common
           shares) (b)................................... 5.000%   08/15/10   $   33,905,142
                                                                              --------------

           ELECTRIC UTILITIES  0.5%
   1,280   Centerpoint Energy, Inc. (Convertible into
           31,313 Time Warner, Inc. common shares)....... 2.000    09/15/29       41,283,445
                                                                              --------------

           ELECTRONIC EQUIPMENT MANUFACTURERS  0.2%
  18,000   Advanced Micro Devices, Inc. (Convertible into
           769,889 common shares)........................ 4.750    02/01/22       18,450,000
                                                                              --------------

           ELECTRONIC MANUFACTURING SERVICES  0.2%
  15,000   Agilent Technologies, Inc. (Convertible into
           465,549 common shares)........................ 3.000    12/01/21       16,462,500
                                                                              --------------

           GAS UTILITIES  0.5%
 100,000   El Paso Corp. (Convertible into 478,720 common
           shares).......................................   *      02/28/21       46,500,000
                                                                              --------------

           HEALTH CARE DISTRIBUTORS  0.4%
  37,800   Ivax Corp. (Convertible into 1,271,876 common
           shares)....................................... 5.500    05/15/07       39,359,250
                                                                              --------------

           LIFE INSURANCE  0.4%
  38,000   Loews Corp. (Convertible into 584,277 Diamond
           Offshore Drilling, Inc. common shares)........ 3.125    09/15/07       36,907,500
                                                                              --------------

           MEDIA-NONCABLE  0.3%
     300   Tribune Co. (Convertible into 570 AOL Time
           Warner, Inc. common shares)................... 2.000    05/15/29       24,600,000
                                                                              --------------

           OIL FIELD SERVICES  0.3%
  45,000   Weatherford International, Inc. (Convertible
           into 449,865 common shares) (Bermuda).........   *      06/30/20       28,068,750
                                                                              --------------

           PHARMACEUTICALS  0.8%
  15,000   Alpharma, Inc. (Convertible into 467,144
           common shares)................................ 3.000    06/01/06       17,643,750
  30,000   Enzon Pharmaceuticals, Inc. (Convertible into
           422,625 common shares)........................ 4.500    07/01/08       26,475,000

 18                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           PHARMACEUTICALS (CONTINUED)
$ 30,000   Roche Holdings, Inc., 144A--Private Placement
           (Convertible into 259,596 Genentech, Inc.
           common shares) LYON (b).......................   *      01/19/15   $   24,562,500
   2,488   Valeant Pharmaceuticals International,
           144A--Private Placement (Convertible into
           78,704 common shares) (b)..................... 4.000%   11/15/13        2,795,890
                                                                              --------------
                                                                                  71,477,140
                                                                              --------------
           RETAIL  0.3%
  27,390   Penny (JC) Co., Inc. (Convertible into 961,052
           common shares)................................ 5.000    10/15/08       30,197,475
                                                                              --------------

           WIRELINE COMMUNICATIONS  0.4%
  28,000   Telefonos de Mexico, SA (Mexico) (Convertible
           into 946,680 common shares)................... 4.250    06/15/04       31,675,000
                                                                              --------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  5.7%..............................      510,235,538
                                                                              --------------

           GOVERNMENT OBLIGATIONS  12.4%
  10,000   United States Treasury Bonds.................. 5.500    08/15/28       10,419,150
  18,000   United States Treasury Bonds.................. 6.125    08/15/29       20,403,288
  15,000   United States Treasury Bonds.................. 6.250    05/15/30       17,314,455
   8,000   United States Treasury Bonds.................. 7.625    02/15/25       10,567,816
  47,000   United States Treasury Bonds.................. 8.125    08/15/21       64,112,794
  23,665   United States Treasury Bonds.................. 8.750    08/15/20       33,848,357
  28,000   United States Treasury Bonds.................. 9.000    11/15/18       40,386,724
  28,000   United States Treasury Bonds.................. 9.375    02/15/06       32,349,856
  45,000   United States Treasury Notes.................. 3.500    11/15/06       46,527,570
 173,800   United States Treasury Notes.................. 3.875    02/15/13      170,188,262
  80,000   United States Treasury Notes.................. 4.750    11/15/08       85,668,800
  10,000   United States Treasury Notes.................. 5.625    02/15/06       10,780,080
  27,500   United States Treasury Notes.................. 5.750    11/15/05       29,534,588
  37,340   United States Treasury Notes.................. 5.750    08/15/10       41,879,163
  19,000   United States Treasury Notes.................. 6.125    08/15/07       21,270,367
  55,000   United States Treasury Notes.................. 6.500    02/15/10       63,928,920
  30,000   United States Treasury Notes.................. 6.625    05/15/07       33,962,130
 294,600   United States Treasury Notes.................. 6.750    05/15/05      315,912,542
  23,500   United States Treasury Notes.................. 7.500    02/15/05       25,129,396
  12,000   United States Treasury Notes.................. 7.875    11/15/04       12,690,480
   2,000   United Mexican States (Mexico)................ 8.000    09/24/22        2,193,000

See Notes to Financial Statements                                             19

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                    COUPON   MATURITY       VALUE
           GOVERNMENT OBLIGATIONS (CONTINUED)
$  4,120   United Mexican States (Mexico)................ 8.300%   08/15/31   $    4,655,600
   9,505   United Mexican States (Mexico)................ 8.375    01/14/11       11,310,950
                                                                              --------------

TOTAL GOVERNMENT OBLIGATIONS  12.4%........................................    1,105,034,288
                                                                              --------------

           COLLATERALIZED MORTGAGE OBLIGATIONS  0.1%
   6,667   World Financial Properties, 144A--Private
           Placement (b)................................. 6.910    09/01/13        7,376,540
   2,729   World Financial Properties, 144A--Private
           Placement (b)................................. 6.950    09/01/13        3,024,375
                                                                              --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS..................................       10,400,915
                                                                              --------------

           ASSET BACKED SECURITIES  0.1%
     460   Continental Airlines, Inc. ................... 6.545    08/02/20          454,937
     971   Continental Airlines, Inc. ................... 6.648    03/15/19          949,130
   1,841   Continental Airlines, Inc. ................... 6.900    01/02/18        1,818,598
   2,000   Southwest Airlines Co. ....................... 5.496    11/01/06        2,133,029
                                                                              --------------
TOTAL ASSET BACKED SECURITIES..............................................        5,355,694
                                                                              --------------

TOTAL LONG-TERM INVESTMENTS  93.0%
  (Cost $7,142,726,827)....................................................    8,280,418,184
                                                                              --------------

SHORT-TERM INVESTMENTS  6.9%
REPURCHASE AGREEMENT  6.9%
  UBS Securities ($612,922,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/03, to be sold on
  01/02/04 at $612,950,603)................................................      612,922,000
U.S. GOVERNMENT AGENCY OBLIGATIONS  0.0%
  United States Treasury Bills ($3,700,000 par, yielding 0.850%, 03/25/04
  maturity) (c)............................................................        3,692,655
                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $616,613,454)......................................................      616,614,655
                                                                              --------------

TOTAL INVESTMENTS  99.9%
  (Cost $7,759,340,281)....................................................    8,897,032,839
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%................................       10,365,898
                                                                              --------------

NET ASSETS  100.0%.........................................................   $8,907,398,737
                                                                              ==============

 20                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

LYON--Liquid Yield Option Note

TIDES--Term Income Deferrable Equity Securities

See Notes to Financial Statements                                             21

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $7,759,340,281).....................  $8,897,032,839
Cash........................................................         757,125
Receivables:
  Fund Shares Sold..........................................      35,906,993
  Interest..................................................      26,573,034
  Dividends.................................................      13,099,472
  Investments Sold..........................................      11,082,659
Other.......................................................         319,550
                                                              --------------
    Total Assets............................................   8,984,771,672
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      57,043,543
  Fund Shares Repurchased...................................       8,948,463
  Distributor and Affiliates................................       6,854,837
  Investment Advisory Fee...................................       2,582,402
  Variation Margin on Futures...............................         386,031
Accrued Expenses............................................       1,250,240
Trustees' Deferred Compensation and Retirement Plans........         307,419
                                                              --------------
    Total Liabilities.......................................      77,372,935
                                                              --------------
NET ASSETS..................................................  $8,907,398,737
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $8,042,528,158
Net Unrealized Appreciation.................................   1,135,827,466
Accumulated Undistributed Net Investment Income.............     (11,285,440)
Accumulated Net Realized Loss...............................    (259,671,447)
                                                              --------------
NET ASSETS..................................................  $8,907,398,737
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $5,198,354,297 and 657,662,948 shares of
    beneficial interest issued and outstanding).............  $         7.90
    Maximum sales charge (5.75%* of offering price).........             .48
                                                              --------------
    Maximum offering price to public........................  $         8.38
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,621,979,900 and 336,430,350 shares of
    beneficial interest issued and outstanding).............  $         7.79
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,071,893,414 and 137,033,614 shares of
    beneficial interest issued and outstanding).............  $         7.82
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,171,126 and 1,913,120 shares of
    beneficial interest issued and outstanding).............  $         7.93
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 22                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $667,314)....  $  120,321,222
Interest....................................................      79,965,168
                                                              --------------
    Total Income............................................     200,286,390
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and R of $9,427,738, $21,054,901, $7,375,052 and
  $21,374, respectively)....................................      37,879,065
Investment Advisory Fee.....................................      23,617,840
Shareholder Services........................................      12,158,771
Custody.....................................................         509,328
Legal.......................................................         194,256
Trustees' Fees and Related Expenses.........................          72,210
Other.......................................................       2,472,860
                                                              --------------
    Total Expenses..........................................      76,904,330
    Less Credits Earned on Cash Balances....................          43,327
                                                              --------------
    Net Expenses............................................      76,861,003
                                                              --------------
NET INVESTMENT INCOME.......................................  $  123,425,387
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  126,295,200
  Futures...................................................      12,611,340
                                                              --------------
Net Realized Gain...........................................     138,906,540
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      (4,584,414)
                                                              --------------
  End of the Period:
    Investments.............................................   1,137,692,558
    Futures.................................................      (1,865,092)
                                                              --------------
                                                               1,135,827,466
                                                              --------------
Net Unrealized Appreciation During the Period...............   1,140,411,880
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $1,279,318,420
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,402,743,807
                                                              ==============

See Notes to Financial Statements                                             23

Statements of Changes in Net Assets

                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   123,425,387      $    95,447,289
Net Realized Gain/Loss...............................       138,906,540         (367,135,534)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................     1,140,411,880         (181,113,675)
                                                        ---------------      ---------------
Change in Net Assets from Operations.................     1,402,743,807         (452,801,920)
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares.....................................       (92,433,729)         (63,814,784)
  Class B Shares.....................................       (36,235,895)         (28,830,500)
  Class C Shares.....................................       (12,935,187)          (7,856,796)
  Class R Shares.....................................          (112,502)                (634)
                                                        ---------------      ---------------
                                                           (141,717,313)        (100,502,714)
                                                        ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares.....................................               -0-          (22,072,935)
  Class B Shares.....................................               -0-          (16,064,847)
  Class C Shares.....................................               -0-           (3,781,122)
  Class R Shares.....................................               -0-                  -0-
                                                        ---------------      ---------------
                                                                    -0-          (41,918,904)
                                                        ---------------      ---------------
Total Distributions..................................      (141,717,313)        (142,421,618)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................     1,261,026,494         (595,223,538)
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................     3,490,678,474        2,419,008,186
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       127,124,019          126,058,934
Cost of Shares Repurchased...........................    (1,102,310,199)      (1,150,332,370)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     2,515,492,294        1,394,734,750
                                                        ---------------      ---------------
TOTAL INCREASE IN NET ASSETS.........................     3,776,518,788          799,511,212
NET ASSETS:
Beginning of the Period..............................     5,130,879,949        4,331,368,737
                                                        ---------------      ---------------
End of the Period (Including accumulated
  undistributed net investment income of
  ($11,285,440) and ($4,740,667), respectively)......   $ 8,907,398,737      $ 5,130,879,949
                                                        ===============      ===============

 24                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS A SHARES                         --------------------------------------------------------
                                         2003        2002      2001 (b)      2000        1999
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   6.62    $   7.46    $   8.07    $   7.65    $   7.82
                                       --------    --------    --------    --------    --------
  Net Investment Income..............       .15         .16         .20         .20         .18
  Net Realized and Unrealized
    Gain/Loss........................      1.30        (.76)       (.40)       1.28         .57
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      1.45        (.60)       (.20)       1.48         .75
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................       .17         .17         .20         .20         .18
  Distributions from Net Realized
    Gain.............................       -0-         .07         .21         .86         .74
                                       --------    --------    --------    --------    --------
Total Distributions..................       .17         .24         .41        1.06         .92
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $   7.90    $   6.62    $   7.46    $   8.07    $   7.65
                                       ========    ========    ========    ========    ========

Total Return (a).....................    22.16%      -8.32%      -2.23%      20.19%       9.95%
Net Assets at End of the Period (In
  millions)..........................  $5,198.4    $2,851.6    $2,268.0    $1,628.7    $1,068.5
Ratio of Expenses to Average Net
  Assets.............................      .83%        .82%        .82%        .82%        .82%
Ratio of Net Investment Income to
  Average Net Assets.................     2.18%       2.34%       2.60%       2.62%       2.43%
Portfolio Turnover...................       49%         53%         92%         85%         81%

(a) Assumes reinvestment of all distributions for the period and does not include payment the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 2.68% to 2.60%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             25

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS B SHARES                         --------------------------------------------------------
                                         2003        2002      2001 (b)      2000        1999
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   6.53    $   7.36    $   7.97    $   7.58    $   7.77
                                       --------    --------    --------    --------    --------
  Net Investment Income..............       .10         .11         .14         .14         .13
  Net Realized and Unrealized
    Gain/Loss........................      1.28        (.76)       (.40)       1.25         .56
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      1.38        (.65)       (.26)       1.39         .69
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................       .12         .11         .14         .14         .13
  Distributions from Net Realized
    Gain.............................       -0-         .07         .21         .86         .75
                                       --------    --------    --------    --------    --------
Total Distributions..................       .12         .18         .35        1.00         .88
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $   7.79    $   6.53    $   7.36    $   7.97    $   7.58
                                       ========    ========    ========    ========    ========

Total Return (a).....................    21.31%      -9.02%      -3.02%      18.95%       9.19%
Net Assets at End of the Period (In
  millions)..........................  $2,622.0    $1,749.6    $1,697.7    $1,352.8    $1,148.9
Ratio of Expenses to Average Net
  Assets.............................     1.59%       1.57%       1.58%       1.59%       1.58%
Ratio of Net Investment Income to
  Average Net Assets.................     1.43%       1.57%       1.84%       1.85%       1.67%
Portfolio Turnover...................       49%         53%         92%         85%         81%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.92% to 1.84%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 26                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS C SHARES                              --------------------------------------------------
                                              2003       2002     2001 (b)     2000      1999
                                            --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $   6.55    $ 7.39     $ 7.99     $ 7.58    $ 7.77
                                            --------    ------     ------     ------    ------
  Net Investment Income...................       .10       .11        .14        .15       .13
  Net Realized and Unrealized Gain/Loss...      1.29      (.77)      (.39)      1.26       .55
                                            --------    ------     ------     ------    ------
Total from Investment Operations..........      1.39      (.66)      (.25)      1.41       .68
                                            --------    ------     ------     ------    ------
Less:
  Distributions from Net Investment
    Income................................       .12       .11        .14        .14       .13
  Distributions from Net Realized Gain....       -0-       .07        .21        .86       .74
                                            --------    ------     ------     ------    ------
Total Distributions.......................       .12       .18        .35       1.00       .87
                                            --------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $   7.82    $ 6.55     $ 7.39     $ 7.99    $ 7.58
                                            ========    ======     ======     ======    ======

Total Return (a)..........................    21.40%(c) -9.12%     -2.88%     19.22%     9.19%
Net Assets at End of the Period (In
  millions)...............................  $1,071.9    $529.5     $365.6     $209.8    $120.2
Ratio of Expenses to Average Net Assets...     1.59%     1.58%      1.58%      1.58%     1.58%
Ratio of Net Investment Income to Average
  Net Assets..............................     1.44%(c)  1.60%      1.84%      1.86%     1.67%
Portfolio Turnover........................       49%       53%        92%        85%       81%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.91% to 1.84%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

See Notes to Financial Statements                                             27

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 1, 2002
                                                                 YEAR          (COMMENCEMENT
CLASS R SHARES                                                  ENDED        OF OPERATIONS) TO
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2003              2002
                                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 6.63             $6.43
                                                                ------             -----
  Net Investment Income.....................................       .15               .02
  Net Realized and Unrealized Gain..........................      1.30               .22
                                                                ------             -----
Total from Investment Operations............................      1.45               .24
Less Distributions from Net Investment Income...............       .15               .04
                                                                ------             -----
NET ASSET VALUE, END OF THE PERIOD..........................    $ 7.93             $6.63
                                                                ======             =====

Total Return (a)............................................    22.15%             3.69%*
Net Assets at End of the Period (In millions)...............    $ 15.2             $  .1
Ratio of Expenses to Average Net Assets.....................     1.12%             1.19%
Ratio of Net Investment Income to Average Net Assets........     1.88%             1.67%
Portfolio Turnover..........................................       49%               53%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 28                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The distribution of the Fund's Class B, Class C and Class R Shares commenced on May 1, 1992, July 6, 1993 and October 1, 2002, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $232,360,640 which will expire on December 31, 2010.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $7,811,407,027
                                                              ==============
Gross tax unrealized appreciation...........................  $1,128,472,816
Gross tax unrealized depreciation...........................     (42,847,004)
                                                              --------------
Net tax unrealized appreciation on investments..............  $1,085,625,812
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                  2003            2002
Distribution paid from:
  Ordinary Income...........................................  $141,717,313    $100,502,714
  Long-term capital gain....................................           -0-      41,918,904
                                                              ------------    ------------
                                                              $141,717,313    $142,421,618
                                                              ============    ============

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences of $494,320 relating to book to tax amortization differences on bonds sold was reclassified from accumulated net realized loss to

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

accumulated undistributed net investment income. A permanent book to tax basis difference relating to the Fund's investment in other regulated investment companies totaling $31,107 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax differences relating to the recognition of net realized losses on paydowns of mortgage pool obligations totaling $27,253 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to book to tax amortization differences totaling $11,194,473 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $11,901,338

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures contracts at December 31, 2003.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Fund's custody fee was reduced by $43,327 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended December 31, 2003, the Fund recognized expenses of approximately $194,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $353,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $10,019,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $201,202 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $248,990.

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $4,709,292,429, $2,331,209,332,
$987,941,778 and $14,084,619 for Classes A, B, C, and R, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   309,693,912    $ 2,203,298,771
  Class B.................................................   110,895,021        770,020,194
  Class C.................................................    70,679,783        500,016,378
  Class R.................................................     2,343,769         17,343,131
                                                            ------------    ---------------
Total Sales...............................................   493,612,485    $ 3,490,678,474
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................    11,649,738    $    83,992,947
  Class B.................................................     4,649,290         32,960,067
  Class C.................................................     1,408,306         10,067,099
  Class R.................................................        13,871            103,906
                                                            ------------    ---------------
Total Dividend Reinvestment...............................    17,721,205    $   127,124,019
                                                            ============    ===============
Repurchases:
  Class A.................................................   (94,477,257)   $  (665,922,263)
  Class B.................................................   (46,955,763)      (322,493,507)
  Class C.................................................   (15,842,890)      (110,415,622)
  Class R.................................................      (462,040)        (3,478,807)
                                                            ------------    ---------------
Total Repurchases.........................................  (157,737,950)   $(1,102,310,199)
                                                            ============    ===============

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    At December 31, 2002, capital aggregated $3,087,922,974, $1,850,722,578,
$588,273,923 and $116,389 for Classes A, B, C, and R, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   200,273,174    $ 1,408,853,684
  Class B.................................................    99,998,504        697,714,521
  Class C.................................................    44,641,117        312,323,572
  Class R.................................................        17,523            116,409
                                                            ------------    ---------------
Total Sales...............................................   344,930,318    $ 2,419,008,186
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................    10,739,017    $    76,448,673
  Class B.................................................     5,713,866         40,532,523
  Class C.................................................     1,282,514          9,077,110
  Class R.................................................            94                628
                                                            ------------    ---------------
Total Dividend Reinvestment...............................    17,735,491    $   126,058,934
                                                            ============    ===============
Repurchases:
  Class A.................................................   (84,343,046)   $  (579,526,283)
  Class B.................................................   (68,527,040)      (471,643,915)
  Class C.................................................   (14,646,676)       (99,161,524)
  Class R.................................................           (97)              (648)
                                                            ------------    ---------------
Total Repurchases.........................................  (167,516,859)   $(1,150,332,370)
                                                            ============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended December 31, 2003 and 2002, 2,866,415 and 11,306,814 Class B Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended December 31, 2003 and 2002, 35,073 and 0 Class C Shares automatically convert to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended December 31, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $6,336,300 and CDSC on redeemed shares of approximately $4,360,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $5,210,474,392 and $3,016,523,784, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with it's custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2003, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2002............................     1,492
Futures Opened..............................................    11,600
Futures Closed..............................................   (10,380)
                                                               -------
Outstanding at December 31, 2003............................     2,712
                                                               =======

    The futures contracts outstanding at December 31, 2003, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
5-Year U.S. Treasury Notes--March 2004
  (Current Notional Value of $111,625 per contract).........    1,207       $  (858,065)
10-Year U.S. Treasury Notes--March 2004
  (Current Notional Value of $112,266 per contract).........    1,505        (1,007,027)
                                                                -----       -----------
                                                                2,712       $(1,865,092)
                                                                =====       ===========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, 1.00% each of Class B and Class C average daily net assets, and up to ..50% of Class R average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $41,630,100 and $1,835,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended December 31, 2003 are payments retained by Van Kampen of approximately $20,813,300 and payments made to Morgan Stanley of approximately $821,100.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These companies generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Equity and Income Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Equity and Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Equity and Income Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2003. For corporate shareholders 67% of the income distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum of $141,717,313 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (63)             Trustee      Trustee     President of CAC, llc., a      88       Trustee/Director/Managing
CAC, llc.                                  since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of Stericycle,
San Diego, CA 92122-6223                               services. Prior to July                 Inc., TheraSense, Inc.,
                                                       2000, Managing Partner of               Ventana Medical Systems,
                                                       Equity Group Corporate                  Inc., GATX Corporation
                                                       Investment (EGI), a                     and Trustee of The
                                                       company that makes                      Scripps Research
                                                       private investments in                  Institute and the
                                                       other companies.                        University of Chicago
                                                                                               Hospitals and Health
                                                                                               Systems. Prior to January
                                                                                               2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Vice
                                                                                               Chairman and Director of
                                                                                               Anixter International,
                                                                                               Inc. and IMC Global Inc.
                                                                                               Prior to July 2000,
                                                                                               Director of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 1995  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, P.H.D.    Trustee      Trustee     Currently with Paladin         86       Trustee/Director/Managing
(62)                                       since 1999  Capital Group-Paladin                   General Partner of funds
2001 Pennsylvania Avenue                               Homeland Security Fund                  in the Fund Complex.
Suite 400                                              since November 2003.                    Director of Neurogen
Washington, DC 20006                                   Previously, Chief                       Corporation, a
                                                       Communications Officer of               pharmaceutical company,
                                                       the National Academy of                 since January 1998.
                                                       Sciences/National
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and Chief Operating
                                                       Officer from 1993 to
                                                       2001. Director of the
                                                       Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Adviser and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Adviser and Van Kampen Advisors Inc. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Adviser. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Adviser. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Adviser
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Adviser and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Adviser and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Adviser. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (65)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (47)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the Adviser,
New York, NY 10020                                                 Van Kampen Advisors Inc., the Distributor, Investor Services
                                                                   and certain other subsidiaries of Van Kampen Investments.
                                                                   Managing Director and General Counsel-Mutual Funds of Morgan
                                                                   Stanley Investment Advisors, Inc. Vice President and
                                                                   Secretary of funds in the Fund Complex. Prior to July 2001,
                                                                   Managing Director, General Counsel, Secretary and Director
                                                                   of Van Kampen Investments, the Adviser, the Distributor,
                                                                   Investor Services, and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to December 2000, Executive Vice
                                                                   President, General Counsel, Secretary and Director of Van
                                                                   Kampen Investments, the Adviser, Van Kampen Advisors Inc.,
                                                                   the Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to January
                                                                   1999, Vice President and Associate General Counsel to New
                                                                   York Life Insurance Company ("New York Life"), and prior to
                                                                   March 1997, Associate General Counsel of New York Life.
                                                                   Prior to December 1993, Assistant General Counsel of The
                                                                   Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                                                   Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                                   Attorney at the Securities and Exchange Commission, Division
                                                                   of Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Adviser and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                           Van Kampen Funds Inc.
                                           1 Parkview Plaza, P.O. Box 5555
                                           Oakbrook Terrace, IL 60181-5555
                                           www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                           Copyright (C)2004 Van Kampen Funds
                                           Inc. All rights reserved.
                                           Member NASD/SIPC. 25, 125, 225, 525
                                           EQI ANR 2/04 13614B04-AP-2/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 10A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:



2003
                                         REGISTRANT          COVERED ENTITIES(1)
   AUDIT FEES .....................     $ 28,630             N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES....     $      0             $ 93,000(2)
             TAX FEES .............     $  1,370(3)          $163,414(4)
             ALL OTHER FEES             $      0             $341,775(5)
   TOTAL NON-AUDIT FEES ...........     $  1,370             $598,189

   TOTAL ..........................     $ 30,000             $598,189


2002
                                        REGISTRANT           COVERED ENTITIES(1)
   AUDIT FEES .....................     $ 26,700             N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES....     $      0             $179,000(2)
             TAX FEES .............     $  1,300(3)          $      0
             ALL OTHER FEES........     $      0             $595,150(6)
   TOTAL NON-AUDIT FEES ...........     $  1,300             $774,150

   TOTAL ..........................     $ 28,000             $774,150






        N/A- Not applicable, as not required by Item 4.

        (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

        (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

        (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

        (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

        (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                           AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------

(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         - Statutory audits or financial audits for the Fund
         - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.         AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
         - Due diligence services pertaining to potential fund mergers
         - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
         - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
         - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
         - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.         TAX SERVICES

           The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):
         - U.S. federal, state and local tax planning and advice
         - U.S. federal, state and local tax compliance
         - International tax planning and advice
         - International tax compliance
         - Review of federal, state, local and international income, franchise, and other tax returns
         - Identification of Passive Foreign Investment Companies
         - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
         - Domestic and foreign tax planning, compliance, and advice
         - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
         - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
         - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.         ALL OTHER SERVICES

           The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.

Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:
         - Bookkeeping or other services related to the accounting records or financial statements of the audit client
         - Financial information systems design and implementation
         - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
         - Actuarial services
         - Internal audit outsourcing services
         - Management functions
         - Human resources
         - Broker-dealer, investment adviser or investment banking services
         - Legal services
         - Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
         - Van Kampen Investments, Inc.
         - Van Kampen Investment Advisory Corporation
         - Van Kampen Asset Management Inc.
         - Van Kampen Advisors Inc.
         - Van Kampen Funds Inc.
         - Van Kampen Trust Company
         - Van Kampen Investor Services Inc.
         - Van Kampen Management Inc.
         - Morgan Stanley Investment Management Inc.
         - Morgan Stanley Investments LP
         - Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen Equity and Income Fund
                 ---------------------------------

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004